Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000014297
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Greater India Portfolio
Without Sales Load [Member] | C000014297
Average Annual Return [Line Items]
Average Annual Return, Percent	18.15%	11.80%	9.49%
EATON VANCE Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	11.22%	12.51%	8.72%